Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification

	Estimated
	useful lives				2024	2023

					(Dollars in Thousands)
Bank buildings and improvements	5	-	39	years	$588,093	$582,075
Furniture, equipment and vehicles	1	-	20	years	331,200	325,855
Land					110,919	108,551
Less: accumulated depreciation					(601,991)	(579,387)
Bank premises and equipment, net					$428,221	$437,094